Condensed Consolidated Statements of Operations - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Income Statement [Abstract]
Net Sales	$ 11,606,000	$ 12,135,000	$ 47,921,000	$ 55,108,000
Cost of Sales	9,004,000	10,101,000	39,734,000	46,176,000
Gross Profit	2,602,000	2,034,000	8,187,000	8,932,000
Operating Expenses	3,167,000	2,780,000	8,525,000	8,473,000
Loss from Operations	(565,000)	(746,000)	(338,000)	459,000
Interest Expense	(407,000)	(345,000)	(1,485,000)	(1,421,000)
Interest Expense – Related Parties	(86,000)	(99,000)	(356,000)	(472,000)
Other Income, Net	38,000	202,000	743,000	68,000
Loss before Income Taxes	(1,020,000)	(988,000)	(1,436,000)	(1,366,000)
Provision for Income Taxes			(131,000)
Net Loss	$ (1,020,000)	$ (988,000)	$ (1,305,000)	$ (1,366,000)
Loss per share - Basic (in Dollars per share)	$ (0.21)	$ (0.27)	$ (0.31)	$ (0.41)
Loss per share - Diluted (in Dollars per share)	$ (0.21)	$ (0.27)	$ (0.31)	$ (0.41)
Weighted Average Shares Outstanding - Basic (in Shares)	4,781,003	3,639,337	4,216,918	3,336,464
Weighted Average Shares Outstanding - Diluted (in Shares)	4,781,003	3,639,337	4,216,918	3,336,464